OTHER FEES AND COMMISSIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking		€ 66,184	€ 61,903	€ 79,953
Retail lending fees		38,968	41,446	50,410
Corporate lending fees		135,982	136,546	149,364
Banking fees & similar charges		199,317	171,221	164,947
Fund management fees		15,350	24,305	31,018
Total	$ 595,585	€ 455,801	€ 435,421	€ 475,692